SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current
Deferred
Total income tax provision